Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Long-term Loans and Borrowings
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2023	March 31, 2022
US dollars	SOFR + 1.20%	2028	72,000	—
Sterling Pound	SONIA + 1.25%	2028	102,381	—

Total			174,381	—
Less: Debt issuance cost			(975)	—
Total			173,406	—

Current portion of long-term debt			$36,118	$—
Long-term debt			$137,288	$—